Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Non-cancelable operating leases for facilities expiration period	13 years
Operating leases rental expense	$ 40.3	$ 44.0	$ 44.0